RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2016	2015
	US Dollars in thousands

Trade accounts receivable	227	173
Trade accounts payable	1	37

b.	Transactions with related parties:

	Year ended December 31,
	2016	2015	2014
	US Dollars in thousands

Revenues	508	644	370

Selling, general and administrative expenses	336	340	339